Income per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net income	$ 9,595	$ 9,221	$ 28,697	$ 26,506
Weighted average basic shares outstanding	1,855	1,853	1,854	1,853
Add: Effect of dilutive securities	7	5	9	4
Weighted average diluted shares outstanding	1,862	1,858	1,863	1,857
Earnings per share:
Basic (in dollars per share)	$ 5.17	$ 4.98	$ 15.48	$ 14.30
Diluted (in dollars per share)	$ 5.15	$ 4.96	$ 15.40	$ 14.27